NOTE 5 - SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Notes
NOTE 5 - SHARE CAPITAL

NOTE 5SHARE CAPITAL

Stock Options

(i)In January 2012, the Company granted its former CEO, Tzvika Shukhman, options to purchase up to 100,000 ordinary shares of Metalink, in accordance with the following terms: (i) exercise price equal to $1.50 per share; (ii) the options vested fully on December 31, 2013; (iii) the options expiration date is set 10 years from date of grant, i.e. December 31, 2021.

(ii)During 2012, the Board of Directors decided to grant its former director, Hudi Zak, options to purchase up to 12,500 ordinary shares of Metalink, in accordance with the following terms: (i) exercise price equal to $1.50 per share; (ii) the options are all fully vested upon the grant; (iii) the options expiration date is set 10 years from date of grant, i.e. December 31, 2021.

The options have expired in 2021.

A summary of the status of the Company's stock option activities to employees and directors of the Company for the years ended December 31, 2022, 2021 and 2020 are as follows:

NOTE 5SHARE CAPITAL (Cont.)

Stock Options (Cont.)

	December 31, 2022		December 31, 2021		December 31, 2020
		Weighted		Weighted		Weighted
		average		average		average
		exercise		exercise		exercise
	Shares	price	Shares	price	Shares	price
Options outstanding at beginning of year	-	-	112,500	1.50	112,500	1.50
Expiration of options	-	-	(112,500)	1.50	-	-
Outstanding and exercisable at end of year	-	-	-	-	112,500	1.50

The aggregate intrinsic value is $0 for 2021 and 2020 presented in the table above represents the total intrinsic value, based on the Company’s closing stock price of $1.05 as of December 2021 and $0.43 as of December 31, 2020, which would have been received by the option holders had all option holders exercised their options as of that date.